OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable and Prepaid Expenses Disclosure [Abstract]
Schedule Of Accounts Receivable and Prepaid Expenses [Table Text Block]

	December 31,
	2011	2012

Short-term lease deposits	$817	$615
Prepaid expenses	427	1,039
Government authorities	3,073	2,313
Deferred tax assets, net	1,878	2,522
Restricted deposits	-	163
Other	206	44

	$6,401	$6,696